Financial Highlights (Details Narrative)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Highlights Details Narrative
Waivers of administrative expenses	1.24%	0.33%
Waivers of offering expenses	0.53%	0.15%